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[SUTHERLAND ASBILL & BRENNAN LLP letterhead]






                                  May 14, 2001

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:               Rule 497(j) Filing for
                  ML of New York Variable Annuity Separate Account A (File No. 333-34894)
                  --------------------------------------------------

Commissioners:

On behalf of ML Life Insurance Company of New York (the "Company") and ML of New York Variable Annuity Separate Account A (the "Account"), pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the form of prospectus dated May 1, 2001 that would have been filed pursuant to paragraph
(c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0314, or Mary E. Thornton of our firm at (202) 383-0698, if you have any questions or comments regarding this letter.

Sincerely,



/s/ KIMBERLY J. SMITH
-----------------------
Kimberly J. Smith

Attachment

cc:  Edward W. Diffin, Jr., Esq.
     Mary E. Thornton, Esq.